Derivative financial instruments - Schedule of notional contract amounts of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (38,004)	£ (34,733)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(7,113)	(7,763)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(16,413)	(16,019)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(11,508)	(7,761)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (2,970)	£ (3,190)